Accounts Receivable - Movements in Provision for Impairment of Accounts Receivable (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [abstract]
At beginning of the year	¥ 4,771	¥ 2,023	¥ 523
Provision for impairment of accounts receivable	561	2,813	1,633
Reversal of provision for impairment of accounts receivable	(1,178)	(7)	(36)
Receivables written off as uncollectible	(101)	(58)	(97)
At end of the year	¥ 4,053	¥ 4,771	¥ 2,023